Form N-PX
Annual Report of Proxy Voting Record  Of Registered Management
Investment Company

Investment Company Act File Number:     811-09189

Exact name of investment company as specified in charter:
Zazove Convertible Securities Fund, Inc.

Address of principal executive office:
1001 Tahoe Blvd.
Incline Village, NV 89451

Registrant's telephone number, including area code:
847.239.7100

Date of fiscal year end:  December 31

Date of reporting period:  year ended June 30, 2021

Item 1. Proxy Voting Record

I.  Blueknight Energy Partners, L.P.
(a) Name of Issuer of the portfolio security:
    Blueknight Energy Partners, L.P
(b) Exchange ticker symbol of the portfolio security: BKEP
(c) CUSIP:  09625U109
(d) Shareholder meeting date:  November 23, 2020
(e) Brief identification of the matter voted on:
1.  Proposal to approve the amendment to the Long
    Term Incentive Plan to increase the number of Common Units from 4.1 million to 8.1 million
2. Proposal to approve the adjournment of the Special Meeting if necessary to solicit additional proxies
f) Whether the matter was proposed by issuer or a security holder: Issuer
(g) Whether Registrant cast its vote on the matter: Yes
(h) How the Registrant cast its vote: Against Items 1 and 2
(i) Whether Registrant cast its vote for or against management: Against

II. Kayne Anderson Energy Fund, Inc.
(a) Name of Issuer of the portfolio security:
    Kayne Anderson Energy Fund, Inc.
(b) Exchange ticker symbol of the portfolio
    security: KYN
(c) CUSIP:  486606106
(d) Shareholder meeting date:  April 8, 2021
(e) Brief identification of the matter voted on:
1.  Election of two directors
2. Ratification of Pricewaterhouse Coopers LLP as independent registered public accountants for fiscal year ending
    November 30, 2021.
f) Whether the matter was proposed by issuer or a security holder: Issuer
(g) Whether Registrant cast its vote on the matter: Yes
(h) How the Registrant cast its vote: For items 1 and 2
(i) Whether Registrant cast its vote for or against management: For

III. Cumulus Media Inc.
(a) Name of Issuer of the portfolio security:
    Cumulus Media Inc.
(b) Exchange ticker symbol of the portfolio security: CMLS
(c) CUSIP: 231082603
(d) Shareholder meeting date:  May 4, 2021
(e) Brief identification of the matter voted on:
1.  Election of seven directors.
2. Approve on an advisory basis, the compensation to be paid to the named executive officers.
3. Ratification of PricewaterhouseCoopers LLP as the independent registered accounting firm for 2021.
(f) Whether the matter was proposed by issuer or a security holder: Issuer
(g) Whether Registrant cast its vote on the matter: Yes
(h) How the Registrant cast its vote: For items 1, 2 and 3
(i) Whether Registrant cast its vote for or against management: For

IV.  Clear Channel Outdoor Holdings, Inc.
(a) Name of Issuer of the portfolio security:
    Clear Channel Outdoor Holdings, Inc.
(b) Exchange ticker symbol of the portfolio security: CCO
(c) CUSIP: 18453H106
(d) Shareholder meeting date:  May 5, 2021
(e) Brief identification of the matter voted on:
1.  Election of three directors.
2.  To approve an advisory resolution on executive compensation.
3.  To approve the 2012 Second Amended and Restated Equity
    Incentive Plan
4. Ratification of Ernst & Young LLP as the Company's independent registered accounting firm for the fiscal year ending December 31, 2021.
(f) Whether the matter was proposed by issuer or a security holder: Issuer
(g) Whether Registrant cast its vote on the matter: Yes
(h) How the Registrant cast its vote: For Items 1, 2, 3 and 4.
(i) Whether Registrant cast its vote for or against management: For

V. Revance Therapeutics, Inc.
(a) Name of Issuer of the portfolio security:
    Revance Therapeutics, Inc.
(b) Exchange ticker symbol of the portfolio
    security: RVNC
(c) CUSIP:  761330109
(d) Shareholder meeting date:  May 5, 2021
(e) Brief identification of the matter voted on:
1.  Election of three directors
2. Ratification of PricewaterhouseCoopers LLP as independent registered public accountants for 2021.
3. To approve on an advisory basis, the compensation of named directors.
4. To approve an amendment to increase the number of authorized shares of common stock from 95 million to 190 million.
f) Whether the matter was proposed by issuer or a security holder: Issuer
(g) Whether Registrant cast its vote on the matter: Yes
(h) How the Registrant cast its vote: For items 1, 2, 3 and 4.
(i) Whether Registrant cast its vote for or against management: For

Zazove Convertible Securities Fund, Inc.
By:    Gene T. Pretti, President
Date:  August 18, 2021